Joint Arrangements - Husky - CNOOC Madura Ltd (Details) - CAD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Results of Operations
Revenue	$ 14,577,000				$ 17,471,000		$ 39,070,000		$ 52,834,000
Operating	1,553,000	[1]	$ 1,600,000	$ 1,636,000	1,504,000	[1]	4,789,000	[1]	4,360,000	[1]
Net Earnings (Loss)	1,864,000				1,609,000		3,366,000		5,666,000
Balance Sheets
Current assets	10,745,000						10,745,000				$ 12,430,000
Current Liabilities	7,205,000						7,205,000				8,021,000
Cash and Cash Equivalents	1,262,000		$ 2,167,000		3,494,000		1,262,000		3,494,000		4,524,000	$ 3,693,000	$ 2,873,000
Shareholders’ Equity	28,814,000				$ 27,762,000		$ 28,814,000		27,762,000		27,576,000		$ 23,596,000
Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Share of equity investment							40.00%
Results of Operations
Revenue							$ 439,000		256,000
Operating							373,000		247,000
Net Earnings (Loss)							66,000		9,000
Balance Sheets
Current assets	285,000						285,000				247,000
Non-Current Assets	1,767,000						1,767,000				1,926,000
Current Liabilities	127,000						127,000				160,000
Non-Current Liabilities	1,114,000						1,114,000				1,293,000
Net Assets	811,000						811,000				720,000
Cash and Cash Equivalents	76,000						76,000				64,000
Shareholders’ Equity	29,000						29,000				19,000
Investments in Equity-Accounted Affiliates	$ 356,000						356,000				$ 365,000
Distributions received							61,000		32,000
Joint venture, contributions							$ 31,000		$ 41,000

[1]	Comparative periods reflect certain revisions. See Note 26